Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Convertible Preferred Stock [Abstract]
Convertible Preferred Stock

6. Convertible Preferred Stock

The Company has issued Series Seed-1 Preferred Stock, Series Seed-2 Preferred Stock, Series A Preferred Stock, Series A-1 Preferred Stock, Series A-2 Preferred Stock, Series SA-2 Preferred Stock, and Series X Preferred Stock (collectively the “Preferred Stock”).

During the first half of 2025, the Company issued and sold 1,411,112 shares of Series A-2 Preferred Stock at $7.09 per share for gross proceeds of $10.0 million.

On November 25, 2025 the Company entered into a Series X Preferred Stock Purchase Agreement to issue Series X Preferred Stock with new and existing investors. The initial closing on November 25, 2025 consisted of the issuance and sale of 319,753 shares of Series X Preferred Stock at $24.6883 per share for an aggregate purchase price of $7.9 million. During November and December 2025, the Company completed additional closings for the issuance and sale of 449,361 shares of its Series X preferred stock at $24.6883 per share for an aggregate purchase price of $11.1 million. In January 2026, the Company issued and sold an additional 10,126 shares of its Series X preferred stock, at a price of $24.6883 per share for an aggregate purchase price of $0.3 million.

Preferred Stock consisted of the following as of the periods below:

September 30, 2026
Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Per share Liquidation Preference	Aggregate Liquidation Preference
Series Seed-1	1,536,006	1,536,006	$1.84	$2,827,019
Series Seed-2	1,099,412	1,099,412	$3.67	4,032,973
Series A-1	1,059,058	1,059,058	$5.06	5,362,328
Series A	2,652,734	2,652,734	$6.49	17,219,957
Series SA-2	1,745,625	1,745,625	$5.67	9,896,472
Series A-2	3,184,572	3,184,572	$7.09	22,567,788
Series X	1,012,625	779,240	$24.69	19,238,111
	12,290,032	12,056,647		$81,144,648
December 31, 2025
Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Per share Liquidation Preference	Aggregate Liquidation Preference
Series Seed-1	1,536,006	1,536,006	$1.84	$2,827,019
Series Seed-2	1,099,412	1,099,412	$3.67	4,032,973
Series A-1	1,059,058	1,059,058	$5.06	5,362,328
Series A	2,652,734	2,652,734	$6.49	17,219,957
Series SA-2	1,745,624	1,745,625	$5.67	9,896,472
Series A-2	3,184,572	3,184,572	$7.09	22,567,788
Series X	1,012,265	769,114	$24.69	18,988,117
	12,290,032	12,046,521		$80,894,654

Voting

Each share of Preferred Stock has voting rights equal to an equivalent number of shares of common stock into which it is convertible and votes together as a single class with the common stock of the Company.

Dividends

The holders of Preferred Stock are entitled to noncumulative dividends in preference to any dividend on the common stock when, as, and if declared by the Company’s board of directors and participate pro rata in any dividends paid on the common stock on an as-if-converted basis.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Preferred Stock are also entitled to receive in preference to the holders of the common stock the greater of: a) a per share amount equal to their respective original purchase price plus any dividend declared but unpaid; or b) the amount to be paid on the common stock on an as-if-converted basis (the “Liquidation Amount”). The remaining assets would be distributed to the common stockholders. If the assets to be paid to the holders of Preferred Stock in a liquidation event are insufficient to cover the full Liquidation Amount of each class of Preferred Stock, each class of Preferred Stock would share ratably in the proceeds available for distribution.

Conversion

Each share of Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into shares of common stock as is determined by dividing the original purchase price of preferred stock by the conversion price in effect at the time of conversion for such series of preferred stock. Upon either (a) the closing of the sale of shares of common stock to the public at a price per share of at least $21.2598 in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $40 million of gross proceeds to the Company or (b) at such time when at least 66.67% of the holders of Preferred Stock have specified by vote or written consent, the shares of Preferred Stock are also subject to mandatory conversion into shares of common stock, at the then effective conversion rate. As of September 30, 2026 and December 31, 2025, the conversion ratio for the Preferred Stock was one-to-one, as the conversion rate is based on the initial issuance price. The Company must keep available for issuance such number of common stock necessary to effect such conversion of all outstanding shares of the Preferred Stock.

8. Convertible Preferred Stock

The Company has issued Series Seed-1 Preferred Stock, Series Seed-2 Preferred Stock, Series A Preferred Stock, Series A-1 Preferred Stock, Series A-2 Preferred Stock, Series SA-2 Preferred Stock, and Series X Preferred Stock (collectively the “Preferred Stock”).

On November 1, 2024 the Company entered into a Series A-2 Preferred Stock Purchase Agreement to issue Series A-2 Preferred Stock and Series SA-2 Preferred Stock, with new and existing investors. The initial closing on November 1, 2024 consisted of (i) the issuance and sale of 1,610,103 shares of Series A-2 Preferred Stock at $7.0866 per share for an aggregate purchase price of $11.4 million, (ii) the issuance of 163,357 shares of Series A-2 Preferred Stock at $7.0866 per share upon the conversion of the principal and accrued and unpaid interest of the 2024 Convertible Notes of $1.2 million, and (iii) the issuance of 1,745,625 shares of Series SA-2 Preferred Stock at $5.6693 per share upon the conversion of the principal and accrued and unpaid interest of the 2022 Convertible Notes of $9.9 million. The issuance price of Series SA-2 Preferred Stock represents a 20% discount from the purchase price of Series A-2 Preferred Stock, granted to the Holders of the 2022 Convertible Notes under the terms of the note agreement. During the first quarter of 2025, the Company issued and sold an additional 1,411,112 shares of Series A-2 Preferred Stock at $7.09 per share for gross proceeds of $10.0 million with terms consistent with the Series A-2 Preferred Stock issued in November 2024.

On November 25, 2025 the Company entered into a Series X Preferred Stock Purchase Agreement to issue Series X Preferred Stock with new and existing investors. The initial closing on November 25, 2025 consisted of the issuance and sale of 319,753 shares of Series X Preferred Stock at $24.6883 per share for an aggregate purchase price of $7.9 million. During November and December 2025, the Company completed additional closings for the issuance and sale of 449,361 shares of its Series X preferred stock at $24.6883 per share for an aggregate purchase price of $11.1 million.

Preferred Stock consisted of the following as of the periods below:

December 31, 2025
Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Per share Liquidation Preference	Aggregate Liquidation Preference
Series Seed-1	1,536,006	1,536,006	$1.84	$2,827,019
Series Seed-2	1,099,412	1,099,412	$3.67	4,032,973
Series A-1	1,059,058	1,059,058	$5.06	5,362,328
Series A	2,652,734	2,652,734	$6.49	17,219,957
Series SA-2	1,745,624	1,745,625	$5.67	9,896,472
Series A-2	3,184,572	3,184,572	$7.09	22,567,788
Series X	1,012,265	769,114	$24.69	18,988,117
	12,290,032	12,046,521		$80,894,654
December 31, 2024
Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Per share Liquidation Preference	Aggregate Liquidation Preference
Series Seed-1	1,536,006	1,536,006	$1.84	$2,827,019
Series Seed-2	1,099,412	1,099,412	$3.67	4,032,973
Series A-1	1,059,058	1,059,058	$5.06	5,362,328
Series A	2,652,734	2,652,734	$6.49	17,219,957
Series SA-2	1,745,625	1,745,625	$5.67	9,896,472
Series A-2	2,822,222	1,773,460	$7.09	12,567,802
	10,915,057	9,866,295		$51,906,551

Voting

Each share of Preferred Stock has voting rights equal to an equivalent number of shares of common stock into which it is convertible and votes together as a single class with the common stock of the Company.

Dividends

The holders of Preferred Stock are entitled to noncumulative dividends in preference to any dividend on the common stock when, as, and if declared by the Company’s board of directors and participate pro rata in any dividends paid on the common stock on an as-if-converted basis.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Preferred Stock are also entitled to receive in preference to the holders of the common stock the greater of: a) a per share amount equal to their respective original purchase price plus any dividend declared but unpaid; or b) the amount to be paid on the common stock on an as-if-converted basis (the “Liquidation Amount”). The remaining assets would be distributed to the common stockholders. If the assets to be paid to the holders of Preferred Stock in a liquidation event are insufficient to cover the full Liquidation Amount of each class of Preferred Stock, each class of Preferred Stock would share ratably in the proceeds available for distribution.

Conversion

Each share of Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into shares of common stock as is determined by dividing the original purchase price of preferred stock by the conversion price in effect at the time of conversion for such series of preferred stock. Upon either (a) the closing of the sale of shares of common stock to the public at a price per share of at least $21.2598 in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $40,000,000 of gross proceeds to the Company or (b) at such time when at least 66.67% of the holders of Preferred Stock have specified by vote or written consent, the shares of Preferred Stock are also subject to mandatory conversion into shares of common stock, at the then effective conversion rate. As of December 31, 2025 and 2024, the conversion ratio for the Preferred Stock was one-to-one, as the conversion rate is based on the initial issuance price. The Company must keep available for issuance such number of common stock necessary to effect such conversion of all outstanding shares of the Preferred Stock.